Trade and Other Receivables	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Trade and Other Receivables

3. Trade and Other Receivables

	Unaudited 31 March 2025	30 June 2024
	AUD$	AUD$
CURRENT
Related party-Loans Note 21	633,773	-
Trade receivables- Related parties Note 21	799,737	-
Trade receivables, net (1)	4,309,859	4,470,101
Total current trade and other receivables	5,743,369	4,470,101

(1)	Trade receivables are presented net of expected net credit loss of AUD$169,148 and AUD$138,000 at 31 March 2025 and 30 June 2024, respectively.

The carrying value of trade receivables is considered a reasonable approximation of fair value due to the short-term nature of the balances.

The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable in the financial statements.

The table below presents the expected credit losses on trade receivables for the nine months ended 31 March 2025:

	Unaudited
	Current sales	30 days	60 days	90 days and older	Total
Balance as at reporting date	$3,053,569	$442,745	$277,998	$704,695	$4,479,007
Expected loss rate	2.64%	3.97%	4.86%	8.16%	-
ECL allowance	$80,557	$17,577	$13,511	$57,503	$169,148

The table below presents the expected credit losses on trade receivables for the year ended 30 June 2024:

	Current sales	30 days	60 days	90 days and older	Total
Balance as at reporting date	$1,937,078	$704,576	$1,047,911	$918,536	$4,608,101
Expected loss rate	0.75%	2.27%	4.86%	6.16%	-
ECL allowance	$14,520	$15,995	$50,935	$56,550	$138,000

6 Trade and Other Receivables

	2024	2023
	AUD$	AUD$
		Restated
CURRENT
Related party receivable	-	1,226,945
Trade receivables, net (1)	4,470,101	3,210,308
Total current trade and other receivables	4,470,101	4,437,253

(1)	Trade receivables are presented net of an allowance of AUD$138,000 and AUD$380,604 at June 30, 2024 and 2023, respectively.

The carrying value of trade receivables is considered a reasonable approximation of fair value due to the short-term nature of the balances.

The maximum exposure to credit risk at the reporting date is the fair value of each class of receivable in the financial statements.

Expected credit loss for the years ended June 30, 2024 and 2023 was AUD$138,000 and AUD$380,604, respectively.

The table below presents the expected credit losses on trade receivables for the year ended June 30, 2024:

	Current sales	[30] days	[60] days	[90] days	Total
Balance as at reporting date	$1,937,078	$704,576	$1,047,911	$918,534	$4,608,099
Expected loss rate	0.75%	2.27%	4.86%	6.16%
ECL allowance	$14,520	$15,995	$50,935	$56,550	$138,000